UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bessent Capital, LLC
Address:  900 3rd Avenue, 29th Floor
          New York, NY 10022

13 File Number: 28-06151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Freeman
Title:
Phone:
Signature, Place and Date of Signing:

    John F. Freeman  January 25, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    77998

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACCENTURE LTD                  COMMON STOCK     G1150G111     4469   166000 SH       SOLE                 166000        0        0
D ECHOSTAR COMMUNICATIONS CORP   COMMON STOCK     278762109     6428   234000 SH       SOLE                 234000        0        0
D GTECH HOLDINGS CORPORATION COM COMMON STOCK     400518106     3397    75000 SH       SOLE                  75000        0        0
D MEAD CORP COM                  COMMON STOCK     582834107    10997   356000 SH       SOLE                 356000        0        0
D NAVISTAR INTL CORP NEW         COMMON STOCK     63934E108    13015   329500 SH       SOLE                 329500        0        0
D NETWORK ASSOCIATES INC COM     COMMON STOCK     640938106     6980   270000 SH       SOLE                 270000        0        0
D PRAXAIR INC COM                COMMON STOCK     74005P104    13254   239900 SH       SOLE                 239900        0        0
D TEMPLE INLAND INC COM          COMMON STOCK     879868107    12492   220200 SH       SOLE                 220200        0        0
D WHIRLPOOL CORP                 COMMON STOCK     963320106     6966    95000 SH       SOLE                  95000        0        0
S REPORT SUMMARY                  9 DATA RECORDS               77998        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED